Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Class A Common Stock [Member]	Additional Paid-in Capital [Member] [1]	Subscriptions Receivable [Member] [1]	Other Comprehensive Loss [Member]	Accumulated Deficit [Member] [1]	Total
Balance at Dec. 31, 2015				$ 418	$ 3,469,703	$ (1,975)		$ (3,426,839)	$ 41,307
Balance, shares at Dec. 31, 2015				4,183,030
Equity transactions in connection with the acquisitions: Additional consideration given to Mim Holdings for Mimio acquisition					(2,000,000)				(2,000,000)
Equity transactions in connection with the acquisitions: Acquisition of Genesis		$ 100			(100)
Equity transactions in connection with the acquisitions: Acquisition of Genesis, shares		1,000,000
Equity transactions in connection with the acquisitions: Assumption of debt for Mimio acquisition					(3,425,000)				(3,425,000)
Equity transactions in connection with the acquisitions: Acquisition of Boxlight Group			$ 27		8,243,270				8,243,297
Equity transactions in connection with the acquisitions: Acquisition of Boxlight Group, shares			270,000
Shares issued for: Issuance of common stock for cash to K-Laser				$ 18	999,985				1,000,003
Shares issued for: Issuance of common stock for cash to K-Laser, shares				178,572
Shares issued for: Issuances of common stock for cash				$ 5	218,999	(100)			218,904
Shares issued for: Issuances of common stock for cash, shares				51,879
Shares issued for: Settlement of accounts payable and debt				$ 20	236,809				236,829
Shares issued for: Settlement of accounts payable and debt, shares				208,206
Collection of subscriptions receivable						1,750			1,750
Forgiveness of related party debt					222,370				222,370
Distribution to Vert Capital					(814,625)				(814,625)
Stock compensation					464,321				464,321
Foreign currency translation loss							(12,918)		$ (12,918)
Shares issued for: Exercise of stock options, shares
Net loss								(2,061,983)	$ (2,061,983)	[1]
Balance at Dec. 31, 2016		$ 100	$ 27	$ 461	7,615,732	(325)	(12,918)	(5,488,822)	2,114,255	[1]
Balance, shares at Dec. 31, 2016		1,000,000	270,000	4,621,687
Equity transactions in connection with the acquisitions: Acquisition of Boxlight Group, shares		1,000,000	270,000
Stock compensation					323,875				323,875
Foreign currency translation loss							(34,930)		(34,930)
Equity transactions in connection with IPO: Issuance of common shares for cash				$ 96	5,678,513				5,678,609
Equity transactions in connection with IPO: Issuance of common shares for cash, shares				958,983
Equity transactions in connection with IPO: Issuance of common shares for settlement of accounts payable				$ 4	287,115				287,119
Equity transactions in connection with IPO: Issuance of common shares for settlement of accounts payable, shares				41,017
Equity transactions in connection with IPO: Conversion of preferred stock to common stock for Genesis		$ (100)		$ 37	63
Equity transactions in connection with IPO: Conversion of preferred stock to common stock for Genesis, shares		(1,000,000)		370,040
Equity transactions in connection with IPO: Conversion of preferred stock to common stock for Boxlight Group acquisition			$ (27)	$ 2,055,873	206	(179)
Equity transactions in connection with IPO: Conversion of preferred stock to common stock for Boxlight Group acquisition, shares			(270,000)
Equity transactions in connection with IPO: Issuance of Series A preferred stock for Genesis acquisition	$ 25				(25)
Equity transactions in connection with IPO: Issuance of Series A preferred stock for Genesis acquisition, shares	250,000
Equity transactions in connection with IPO: Issuance of common shares to Directors				$ 19	1,301,981				1,302,000
Equity transactions in connection with IPO: Issuance of common shares to Directors, shares				186,000
Equity transactions in connection with IPO: Settlement of trademark liability					278,887				278,887
Equity transactions in connection with IPO: Issuance of common shares for legal services				$ 14	(14)
Equity transactions in connection with IPO: Issuance of common shares for legal services, shares				138,692
Shares issued for: Settlement of accounts payable related parties for common shares				$ 24	1,499,976				1,500,000
Shares issued for: Settlement of accounts payable related parties for common shares, shares				238,095
Shares issued for: Conversion of EDI note for common shares				$ 33	2,060,241				2,060,274
Shares issued for: Conversion of EDI note for common shares, shares				327,027
Shares issued for: Conversion of Marlborough note for common shares				$ 33	2,079,820				2,079,853
Shares issued for: Conversion of Marlborough note for common shares, shares				330,135
Shares issued for: Exercise of stock options				$ 29	(29)
Shares issued for: Exercise of stock options, shares				291,448					291,402
Net loss								(6,539,566)	$ (6,539,566)
Balance at Dec. 31, 2017	$ 25			$ 956	$ 21,125,956	$ (325)	$ (47,848)	$ (12,028,388)	$ 9,050,376
Balance, shares at Dec. 31, 2017	250,000			9,558,997
Equity transactions in connection with the acquisitions: Acquisition of Boxlight Group, shares		1,000,000	270,000
Shares issued for: Exercise of stock options, shares									29,200
Net loss									$ (5,362,060)
Balance at Jun. 30, 2018									$ 8,530,307

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis